INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2016
INCOME TAXES
Components of deferred tax assets

Components of deferred tax assets as of June 30, 2016 and 2015 are as follows (in thousands):

	2016	2015
Current deferred tax assets:
Other current deferred tax assets	$—	$—

Total current temporary differences	—	—
Less: valuation allowance	—	—

Net current deferred tax assets	$—	$—

Non-current deferred tax assets
Stock compensation	$2,464	$2,389
Property and Equipment	69	164
Oil and gas properties	21,504	16,503
Capital loss	144	144

Total non-current deferred tax assets	$24,181	$19,200

Non-current deferred tax liabilities
Property and Equipment	—	—

Net operating losses	36,138	34,128

	60,319	53,328
Less: valuation allowance	(60,319)	(53,328)

Net non-current deferred tax assets (liabilities)	$—	$—

Reconciliation of actual taxes

A reconciliation of the actual taxes to the U.S. statutory tax rate for the years ended June 30, 2016 and 2015 is as follows (in thousands):

	2016	2015
Income tax (benefit) at the statutory federal rate (35%)	$(7,996)	$(4,687)
Increase (decrease) resulting from nondeductible stock compensation	56	172
Foreign Rate Differential	914	1,885
Other, net	35	21
Change in valuation allowance	6,991	2,609

Net income tax expense	$—	$—

Summary of activity related to gross unrecognized tax benefits

        The following table summarizes the activity related to our gross unrecognized tax benefits from July 1, 2014 to June 30, 2016 (in thousands):

Federal, State and Foreign Tax
(In thousands)
Balance at July 1, 2014	$5,485

Additions to tax positions related to the current year	—
Additions to tax positions related to prior years	—
Statute expirations	—

Balance at June 30, 2015	$5,485

Additions to tax positions related to the current year	—
Additions to tax positions related to prior years	—
Statute expirations	—

Balance at June 30, 2016	$5,485